Schedule of Inventory, Current (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Components, spare parts	€ 4,225	€ 3,650
Work-in-progress	832	876
Finished goods	1,591	910
Total gross inventories	6,648	5,436
Less: provision for slow-moving inventory	741	737
Total	€ 5,908	€ 4,698